Shareholder Report, Holdings (Details) - C000005549	Nov. 30, 2024
U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	29.30%
BNY Mellon
Holdings [Line Items]
Percent of Net Asset Value	26.00%
U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	9.00%
State Street
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Federal Home Loan Banks
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Credit Agricole
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Federal Reserve Bank of New York
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Citigroup Global Markets
Holdings [Line Items]
Percent of Net Asset Value	3.40%
RBC Dominion Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNP Paribas Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
U.S. Treasury Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	48.20%
U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	38.40%
U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	9.90%
U.S. Government Agency Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	8.70%